Stradley Ronon Stevens & Young, LLP Suite 500 1250 Connecticut Avenue, NW. Washington, DC 20036 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

October 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Invesco High Income 2023 Target Term Fund

Ladies and Gentlemen:

On behalf of the Invesco High Income 2023 Target Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 3 to the Fund’s Registration Statement on Form N-2 (333-213357; 811-23186) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Please note that before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 507-5155 or E. Carolan Berkley at (215) 564-8018 with any question or comments concerning these materials.

Very truly yours,

/s/ Nicole Trudeau

Nicole Trudeau

Copies to:

E. Berkley (w/encl.)

J. Zerr (w/encl.)

P. Taylor (w/encl.)